AB Global Bond Fund

Portfolio of Investments

June 30, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 38.6%
Australia – 3.1%
Australia Government Bond
Series 142 4.25%, 04/21/2026(a)	AUD	32,120	$28,084,534
Series 144 3.75%, 04/21/2037(a)		38,230	35,873,310
Series 145 2.75%, 06/21/2035(a)		74,428	62,492,713
Series 150 3.00%, 03/21/2047(a)		68,110	58,534,460
Series 164 0.50%, 09/21/2026(a)		40,635	29,948,379

			214,933,396

Austria – 0.4%
Republic of Austria Government Bond 0.50%, 02/20/2029(a)	EUR	24,925	31,129,854

Canada – 0.4%
Canadian Government Bond 0.25%, 03/01/2026	CAD	36,330	28,336,951

China – 3.1%
China Government Bond
Series INBK 2.68%, 05/21/2030	CNY	393,240	58,501,681
3.27%, 11/19/2030		371,440	58,155,020
3.39%, 03/16/2050		378,290	55,259,601
3.81%, 09/14/2050		310,000	49,048,482

			220,964,784

Colombia – 0.3%
Colombian TES Series B 5.75%, 11/03/2027	COP	87,692,800	22,341,219

Germany – 1.9%
Bundesrepublik Deutschland Bundesanleihe 0.00%, 08/15/2030-08/15/2050(a)	EUR	72,495	84,447,385
Series 3 4.75%, 07/04/2034(a)		24,265	47,376,340

			131,823,725

Italy – 6.1%
Italy Buoni Poliennali Del Tesoro 0.25%, 03/15/2028(a)		103,585	121,577,950
0.50%, 07/15/2028(a)		81,669	97,119,087
0.95%, 09/15/2027(a)		154,880	190,736,867
1.50%, 04/30/2045(a)		14,316	16,494,602

			425,928,506

	Principal Amount (000)		U.S. $ Value

Japan – 6.2%
Japan Government Ten Year Bond
Series 358 0.10%, 03/20/2030	JPY	3,382,400	$30,720,250
Series 359 0.10%, 06/20/2030		13,668,950	124,001,785
Japan Government Thirty Year Bond
Series 62 0.50%, 03/20/2049		4,023,800	34,902,457
Series 65 0.40%, 12/20/2049		7,052,200	59,168,364
Series 68 0.60%, 09/20/2050		5,124,400	45,179,828
Japan Government Twenty Year Bond
Series 150 1.40%, 09/20/2034		6,281,600	65,456,051
Series 159 0.60%, 12/20/2036		4,022,550	37,982,402
Series 169 0.30%, 06/20/2039		1,984,250	17,614,387
Series 171 0.30%, 12/20/2039		2,820,950	24,939,723

			439,965,247

Malaysia – 0.4%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	101,778	26,701,923

Mexico – 1.5%
Mexican Bonos Series M 7.75%, 05/29/2031	MXN	1,922,623	101,844,579

Spain – 1.5%
Spain Government Bond 1.20%, 10/31/2040(a)	EUR	74,000	89,099,111
4.20%, 01/31/2037(a)		9,695	17,177,433

			106,276,544

Thailand – 0.3%
Thailand Government Bond 2.00%, 12/17/2031	THB	663,490	21,043,040

United Kingdom – 1.0%
United Kingdom Gilt 1.75%, 09/07/2037(a)	GBP	47,310	71,546,799

United States – 12.4%
U.S. Treasury Bonds 1.125%, 05/15/2040-08/15/2040	U.S.$	198,615	171,403,467
1.875%, 02/15/2051		65,502	62,554,410
U.S. Treasury Notes 0.125%, 08/15/2023		69,210	68,993,719
0.25%, 05/31/2025(b)		189,085	185,982,833
0.50%, 02/28/2026		29,655	29,219,442
1.625%, 10/31/2026(b)		188,240	195,063,700

	Principal Amount (000)		U.S. $ Value

2.125%, 05/31/2026	U.S.$	152,910	$162,251,853

			875,469,424

Total Governments - Treasuries (cost $2,744,618,333)			2,718,305,991

CORPORATES - INVESTMENT GRADE – 24.5%
Financial Institutions – 12.3%
Banking – 8.0%
ABN AMRO Bank NV 1.542%, 06/16/2027(a)		11,300	11,240,086
4.75%, 07/28/2025(a)		220	247,103
Ally Financial, Inc. 3.875%, 05/21/2024		219	236,050
American Express Co.
Series B 3.584% (LIBOR 3 Month + 3.43%), 08/15/2021(c) (d)		562	563,381
Series C 3.404% (LIBOR 3 Month + 3.29%), 09/15/2021(c) (d)		1,399	1,402,818
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		8,762	9,870,980
4.50%, 03/19/2024(a)		554	606,138
Banco BBVA Peru SA 5.00%, 08/26/2022(a)		4,224	4,403,583
Banco Bilbao Vizcaya Argentaria SA 1.125%, 09/18/2025		600	594,902
Banco Santander SA 1.125%, 06/23/2027(a)	EUR	7,800	9,641,434
3.306%, 06/27/2029	U.S.$	200	217,302
5.179%, 11/19/2025		600	685,803
Bank of America Corp. 0.81%, 10/24/2024		203	203,681
0.976%, 04/22/2025		35	35,110
1.379%, 02/07/2025(a)	EUR	13,810	16,988,910
1.776%, 05/04/2027(a)		6,912	8,822,142
1.898%, 07/23/2031	U.S.$	270	261,990
1.922%, 10/24/2031		673	655,961
3.824%, 01/20/2028		450	499,781
4.00%, 01/22/2025		448	491,410
4.20%, 08/26/2024		300	329,280
7.75%, 05/14/2038		201	318,431
Series B 8.05%, 06/15/2027		930	1,197,560
Series N 1.658%, 03/11/2027		748	754,310
2.651%, 03/11/2032		713	731,948
Bank of New Zealand 3.50%, 02/20/2024(a)		505	541,548
BNP Paribas SA 1.675%, 06/30/2027(a)		541	541,616
2.219%, 06/09/2026(a)		475	489,933
2.871%, 04/19/2032(a)		15,408	15,822,966

	Principal Amount (000)		U.S. $ Value

4.375%, 05/12/2026(a)	U.S.$	348	$387,416
6.75%, 03/14/2022(a) (c)		12,880	13,317,409
BPCE SA 4.50%, 03/15/2025(a)		8,251	9,106,778
4.625%, 07/11/2024(a)		1,365	1,498,867
5.15%, 07/21/2024(a)		260	289,882
5.70%, 10/22/2023(a)		435	481,917
CaixaBank SA 0.375%, 11/18/2026(a)	EUR	14,600	17,338,124
Capital One Financial Corp. 3.75%, 07/28/2026	U.S.$	236	260,340
Series E 3.935% (LIBOR 3 Month + 3.80%), 09/01/2021(c) (d)		4,239	4,248,432
Citigroup, Inc. 0.981%, 05/01/2025		662	663,648
1.50%, 07/24/2026(a)	EUR	21,745	27,156,103
1.678%, 05/15/2024	U.S.$	681	695,416
2.876%, 07/24/2023		366	375,323
3.52%, 10/27/2028		175	191,643
5.95%, 01/30/2023(c)		1,384	1,456,747
Series P 5.95%, 05/15/2025(c)		2,793	3,069,260
Series W 4.00%, 12/10/2025(c)		232	239,784
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a) (c)	EUR	5,600	6,872,275
3.75%, 07/21/2026	U.S.$	267	293,747
4.375%, 08/04/2025		570	636,144
4.375%, 06/29/2027(a) (c)	EUR	6,000	7,888,022
Credit Suisse Group AG 4.194%, 04/01/2031(a)	U.S.$	15,957	17,948,475
Danske Bank A/S 3.244%, 12/20/2025(a)		8,893	9,468,461
5.375%, 01/12/2024(a)		8,899	9,866,438
Deutsche Bank AG/New York NY 2.222%, 09/18/2024		655	672,573
DNB Bank ASA 6.50%, 03/26/2022(a) (c)		15,753	16,336,059
Fifth Third Bancorp Series L 4.50%, 09/30/2025(c)		3,549	3,851,809
Goldman Sachs Group, Inc. (The) 0.523%, 03/08/2023		668	668,395
0.657%, 09/10/2024		670	668,807
0.855%, 02/12/2026		671	666,007
1.25%, 05/01/2025(a)	EUR	8,945	10,966,267
3.375%, 03/27/2025(a)		5,770	7,672,546
3.75%, 05/22/2025	U.S.$	140	153,186
3.85%, 07/08/2024		590	638,088
HSBC Holdings PLC 2.013%, 09/22/2028		2,247	2,249,033
4.25%, 03/14/2024		3,484	3,775,691
6.375%, 03/30/2025(c)		12,761	14,192,415

	Principal Amount (000)		U.S. $ Value

ING Groep NV 1.726%, 04/01/2027	U.S.$	3,623	$3,656,844
2.727%, 04/01/2032		7,728	7,966,589
6.50%, 04/16/2025(c)		226	251,757
6.875%, 04/16/2022(a) (c)		13,457	13,999,286
Intesa Sanpaolo SpA 3.125%, 07/14/2022(a)		250	256,522
3.375%, 01/12/2023(a)		620	644,956
Series XR 3.25%, 09/23/2024(a)		375	398,842
4.00%, 09/23/2029(a)		200	219,556
JPMorgan Chase & Co. 0.578% (SOFR + 0.54%), 06/01/2025(d)		620	621,122
0.969%, 06/23/2025		58	58,068
1.09%, 03/11/2027(a)	EUR	22,130	27,323,803
1.514%, 06/01/2024	U.S.$	505	514,541
1.578%, 04/22/2027		294	295,578
2.522%, 04/22/2031		206	211,711
2.58%, 04/22/2032		56	57,534
3.22%, 03/01/2025		270	286,778
3.375%, 05/01/2023		300	315,811
3.509%, 01/23/2029		115	126,702
3.96%, 01/29/2027		383	426,458
3.964%, 11/15/2048		117	137,091
4.452%, 12/05/2029		535	625,346
4.493%, 03/24/2031		222	263,111
6.40%, 05/15/2038		128	188,400
Series I 3.656% (LIBOR 3 Month + 3.47%), 07/30/2021(c) (d)		3,046	3,052,575
Series V 3.465% (LIBOR 3 Month + 3.32%), 10/01/2021(c) (d)		1,487	1,487,559
Series Z 3.976% (LIBOR 3 Month + 3.80%), 08/01/2021(c) (d)		2,490	2,496,813
Lloyds Banking Group PLC 4.45%, 05/08/2025		281	315,220
4.50%, 11/04/2024		11,314	12,503,154
4.582%, 12/10/2025		285	320,375
Mizuho Financial Group Cayman 2 Ltd. 4.20%, 07/18/2022(a)		515	534,091
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024(a)		687	748,642
Mizuho Financial Group, Inc. 1.241%, 07/10/2024		330	334,177
Morgan Stanley 0.406%, 10/29/2027	EUR	14,525	17,284,793
3.125%, 07/27/2026	U.S.$	115	124,498
3.737%, 04/24/2024		270	285,492
7.25%, 04/01/2032		314	456,908
Series G 1.375%, 10/27/2026	EUR	8,390	10,568,667

	Principal Amount (000)		U.S. $ Value

4.35%, 09/08/2026	U.S.$	700	$793,293
4.431%, 01/23/2030		275	322,484
Series H 3.794% (LIBOR 3 Month + 3.61%), 10/15/2021(c) (d)		705	707,874
National Bank of Canada 2.10%, 02/01/2023		424	435,029
Nationwide Building Society 4.00%, 09/14/2026(a)		250	275,807
Natwest Group PLC 0.78%, 02/26/2030(a)	EUR	17,390	20,626,952
8.625%, 08/15/2021(c)	U.S.$	8,449	8,519,837
Series U 2.467% (LIBOR 3 Month + 2.32%), 09/30/2027(c) (d)		20,500	20,330,423
Nordea Bank Abp 6.125%, 09/23/2024(a) (c)		2,748	3,026,761
PNC Financial Services Group, Inc. (The) Series O 6.75%, 08/01/2021(c)		1,214	1,219,822
Regions Financial Corp. 2.25%, 05/18/2025		274	285,472
3.80%, 08/14/2023		364	388,166
Santander Holdings USA, Inc. 4.40%, 07/13/2027		275	308,524
Skandinaviska Enskilda Banken AB 5.625%, 05/13/2022(a) (c)		800	825,256
Societe Generale SA 4.25%, 04/14/2025-08/19/2026(a)		3,662	3,981,117
4.75%, 11/24/2025(a)		3,507	3,909,230
5.00%, 01/17/2024(a)		200	217,703
Standard Chartered PLC 1.456%, 01/14/2027(a)		3,134	3,106,502
1.696% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (c) (d)		12,300	11,858,766
2.819%, 01/30/2026(a)		480	503,969
Sumitomo Mitsui Financial Group, Inc. 4.436%, 04/02/2024(a)		790	859,750
Swedbank AB 6.00%, 03/17/2022(a) (c)		13,200	13,594,701
Truist Financial Corp. Series Q 5.10%, 03/01/2030(c)		6,206	6,999,581
UBS AG 5.125%, 05/15/2024(a)		456	502,802
UBS AG/Stamford CT 7.625%, 08/17/2022		3,671	3,956,027
UBS Group AG 4.125%, 09/24/2025(a)		210	234,213
5.75%, 02/19/2022(a) (c)	EUR	2,965	3,623,317
7.125%, 08/10/2021(a) (c)	U.S.$	8,888	8,934,474
UniCredit SpA 2.569%, 09/22/2026(a)		16,190	16,385,978
3.127%, 06/03/2032(a)		9,962	10,026,716

	Principal Amount (000)		U.S. $ Value

Wells Fargo & Co. 1.338%, 05/04/2025(a)	EUR	4,270	$5,250,555
1.375%, 10/26/2026(a)		14,501	18,174,611

			564,202,766

Brokerage – 0.3%
BlackRock, Inc. 2.40%, 04/30/2030	U.S.$	347	363,301
3.25%, 04/30/2029		432	483,129
Charles Schwab Corp. (The) 0.90%, 03/11/2026		674	669,197
Series I 4.00%, 06/01/2026(c)		17,210	17,948,282
Nomura Holdings, Inc. 1.851%, 07/16/2025		490	500,470
Raymond James Financial, Inc. 4.95%, 07/15/2046		350	452,644

			20,417,023

Finance – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.15%, 02/15/2024		300	314,512
3.65%, 07/21/2027		625	667,436
4.625%, 10/15/2027		300	335,257
6.50%, 07/15/2025		198	232,113
Air Lease Corp. 2.875%, 01/15/2026		3,955	4,159,654
3.00%, 09/15/2023		730	763,708
3.25%, 03/01/2025		1,421	1,514,161
3.375%, 07/01/2025		510	547,495
3.625%, 04/01/2027		827	890,306
4.625%, 10/01/2028		1,502	1,697,430
Aircastle Ltd. 2.85%, 01/26/2028(a)		6,801	6,840,955
4.125%, 05/01/2024		2,250	2,402,538
4.25%, 06/15/2026		621	674,049
4.40%, 09/25/2023		5,704	6,108,254
5.00%, 04/01/2023		465	497,438
5.25%, 08/11/2025(a)		6,102	6,853,670
Ares Capital Corp. 2.875%, 06/15/2028		326	330,621
3.50%, 02/10/2023		455	472,287
4.20%, 06/10/2024		692	743,791
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		1,020	1,019,977
2.875%, 01/20/2022(a)		374	377,832
3.50%, 11/01/2027(a)		1,342	1,409,322
3.875%, 05/01/2023(a)		3,043	3,186,912
4.125%, 08/01/2025(a)		23	24,829
4.375%, 01/30/2024(a)		1,889	2,026,943
4.875%, 10/01/2025(a)		926	1,025,860
5.50%, 12/15/2024(a)		5,268	5,959,896

	Principal Amount (000)		U.S. $ Value

FS KKR Capital Corp. 3.40%, 01/15/2026	U.S.$	729	$754,017
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	2,400	3,528,944
GE Capital Funding LLC 4.40%, 05/15/2030	U.S.$	18,222	21,239,667
Park Aerospace Holdings Ltd. 4.50%, 03/15/2023(a)		200	210,265
5.25%, 08/15/2022(a)		41	42,923
5.50%, 02/15/2024(a)		590	648,867
Prospect Capital Corp. 3.364%, 11/15/2026		666	667,363
Synchrony Financial 3.70%, 08/04/2026		210	229,563
3.95%, 12/01/2027		1,839	2,046,384
4.25%, 08/15/2024		74	80,876
4.375%, 03/19/2024		45	49,009
4.50%, 07/23/2025		555	621,485

			81,196,609

Insurance – 1.8%
ACE Capital Trust II 9.70%, 04/01/2030		150	226,360
Aegon NV 5.50%, 04/11/2048		653	741,427
Alleghany Corp. 3.625%, 05/15/2030		6,931	7,647,696
Allstate Corp. (The) Series B 5.75%, 08/15/2053		783	849,888
American International Group, Inc. Series A-9 5.75%, 04/01/2048		602	685,200
Aon Corp. 8.205%, 01/01/2027		155	203,299
Assicurazioni Generali SpA 5.00%, 06/08/2048(a)	EUR	4,780	6,870,694
Series E 5.50%, 10/27/2047(a)		7,099	10,374,722
Athene Holding Ltd. 3.50%, 01/15/2031	U.S.$	507	541,078
4.125%, 01/12/2028		605	676,146
AXA SA 5.125%, 01/17/2047(a)		704	802,096
Brighthouse Financial, Inc. 3.70%, 06/22/2027		354	386,481
4.70%, 06/22/2047		437	485,053
Centene Corp. 4.25%, 12/15/2027		2,272	2,396,796
4.625%, 12/15/2029		2,967	3,266,131
Chubb INA Holdings, Inc. 0.30%, 12/15/2024	EUR	8,419	10,075,073
0.875%, 06/15/2027		10,218	12,555,514
CNP Assurances 2.50%, 06/30/2051(a)		2,800	3,551,358
4.50%, 06/10/2047(a)		9,800	13,935,837

	Principal Amount (000)		U.S. $ Value

Credit Agricole Assurances SA 4.75%, 09/27/2048(a)	EUR	8,900	$12,887,341
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)	U.S.$	149	190,229
Liberty Mutual Group, Inc. 3.625%, 05/23/2059(a)	EUR	8,415	10,400,217
MetLife, Inc. 6.40%, 12/15/2036	U.S.$	211	270,442
9.25%, 04/08/2038(a)		232	348,455
Mitsui Sumitomo Insurance Co., Ltd. 7.00%, 03/15/2072(a)		410	426,400
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		4,415	7,648,167
Prudential Financial, Inc. 4.50%, 09/15/2047		201	218,197
5.375%, 05/15/2045		425	470,295
5.625%, 06/15/2043		460	495,163
5.875%, 09/15/2042		4,470	4,718,809
UnitedHealth Group, Inc. 4.625%, 07/15/2035		365	462,154
Voya Financial, Inc. 5.65%, 05/15/2053		12,680	13,575,366

			128,382,084

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		636	698,616
Intercontinental Exchange, Inc. 4.00%, 10/15/2023		490	527,848
4.25%, 09/21/2048		390	460,979

			1,687,443

REITS – 1.0%
American Tower Corp. 3.80%, 08/15/2029		177	197,415
CBRE Services, Inc. 2.50%, 04/01/2031		647	655,709
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027	EUR	3,763	4,549,520
Digital Euro Finco LLC 2.50%, 01/16/2026(a)		17,600	22,932,811
Essential Properties LP 2.95%, 07/15/2031	U.S.$	10,176	10,171,855
Host Hotels & Resorts LP 3.875%, 04/01/2024		218	232,842
Kilroy Realty LP 3.45%, 12/15/2024		50	53,414
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025		97	106,072
5.25%, 01/15/2026		291	332,073
Sabra Health Care LP 4.80%, 06/01/2024		312	341,125

	Principal Amount (000)		U.S. $ Value

SITE Centers Corp. 4.70%, 06/01/2027	U.S.$	280	$310,724
Spirit Realty LP 3.20%, 01/15/2027		125	133,223
4.00%, 07/15/2029		76	84,468
4.45%, 09/15/2026		2,017	2,252,767
STORE Capital Corp. 4.625%, 03/15/2029		103	117,443
Vornado Realty LP 3.40%, 06/01/2031		8,115	8,367,723
3.50%, 01/15/2025		560	596,107
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(a)		335	358,510
Welltower, Inc. 2.05%, 01/15/2029		678	678,971
WPC Eurobond BV 0.95%, 06/01/2030	EUR	582	678,699
1.35%, 04/15/2028		10,275	12,605,065
2.125%, 04/15/2027		5,517	7,079,808

			72,836,344

			868,722,269

Industrial – 10.7%
Basic – 0.6%
Air Products and Chemicals, Inc. 2.70%, 05/15/2040	U.S.$	465	470,587
2.80%, 05/15/2050		705	706,436
Alpek SAB de CV 3.25%, 02/25/2031(a)		2,060	2,075,193
4.25%, 09/18/2029(a)		2,000	2,166,625
Berry Global, Inc. 1.65%, 01/15/2027(a)		460	456,117
4.875%, 07/15/2026(a)		206	217,928
Dow Chemical Co. (The) 9.40%, 05/15/2039		482	848,740
DuPont de Nemours, Inc. 4.493%, 11/15/2025		375	426,321
5.419%, 11/15/2048		216	299,966
Georgia-Pacific LLC 3.734%, 07/15/2023(a)		388	410,223
Glencore Funding LLC 1.625%, 04/27/2026(a)		634	636,431
4.125%, 05/30/2023-03/12/2024(a)		444	476,343
4.625%, 04/29/2024(a)		205	225,075
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(a)		3,401	3,700,288
Inversiones CMPC SA 3.85%, 01/13/2030(a)		9,462	10,087,675
LYB International Finance BV 4.00%, 07/15/2023		95	101,524
LYB International Finance III LLC 3.625%, 04/01/2051		658	696,722

	Principal Amount (000)		U.S. $ Value

Nexa Resources SA 6.50%, 01/18/2028(a)	U.S.$	7,304	$8,212,819
Rohm & Haas Co. 7.85%, 07/15/2029		270	373,237
SABIC Capital II BV 4.00%, 10/10/2023(a)		5,160	5,532,488
Suzano Austria GmbH 3.75%, 01/15/2031		2,587	2,711,583

			40,832,321

Capital Goods – 0.1%
3M Co. 2.00%, 02/14/2025		195	203,150
Boeing Co. (The) 1.433%, 02/04/2024		388	388,997
CRH America, Inc. 3.875%, 05/18/2025(a)		452	495,482
General Electric Co. 1.875%, 05/28/2027	EUR	371	474,679
Series G 6.875%, 01/10/2039	U.S.$	11	16,509
IDEX Corp. 2.625%, 06/15/2031		667	677,611
Siemens Financieringsmaatschappij NV 2.00%, 09/15/2023(a)		402	415,199
Trane Technologies Luxembourg Finance SA 3.80%, 03/21/2029		643	726,167
Wabtec Transportation Netherlands BV 1.25%, 12/03/2027	EUR	6,328	7,569,766
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024	U.S.$	297	322,086

			11,289,646

Communications - Media – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		1,257	1,448,197
5.125%, 07/01/2049		3,540	4,228,554
5.375%, 05/01/2047		2,760	3,384,380
5.75%, 04/01/2048		245	312,656
Comcast Corp. 4.25%, 01/15/2033		350	416,727
Discovery Communications LLC 4.65%, 05/15/2050		2,606	3,050,115
5.20%, 09/20/2047		9,014	11,228,254
5.30%, 05/15/2049		3,856	4,862,565
Fox Corp. 4.709%, 01/25/2029		17,540	20,608,110
Interpublic Group of Cos., Inc. (The) 5.40%, 10/01/2048		70	93,754
Prosus NV 3.832%, 02/08/2051(a)		11,200	10,416,326
Thomson Reuters Corp. 3.35%, 05/15/2026		450	489,935

	Principal Amount (000)		U.S. $ Value

ViacomCBS, Inc. 4.20%, 05/19/2032	U.S.$	120	$138,448
4.60%, 01/15/2045		121	143,931
Weibo Corp. 3.375%, 07/08/2030		6,599	6,784,185

			67,606,137

Communications - Telecommunications – 0.9%
AT&T, Inc. 3.50%, 09/15/2053(a)		21,935	21,999,133
3.65%, 09/15/2059(a)		235	238,084
3.80%, 12/01/2057(a)		36	37,620
Series B 2.875%, 03/02/2025(c)	EUR	8,200	9,905,393
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	6,292	9,788,190
Deutsche Telekom International Finance BV 8.75%, 06/15/2030		325	487,177
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		16,542	17,720,685
Verizon Communications, Inc. 1.75%, 01/20/2031		665	637,281
4.329%, 09/21/2028		277	321,956

			61,135,519

Consumer Cyclical - Automotive – 0.5%
Daimler Finance North America LLC 2.45%, 03/02/2031(a)		314	321,461
Daimler Finance North America LLC 3.65%, 02/22/2024(a)		223	239,454
General Motors Co. 5.00%, 04/01/2035		316	381,543
General Motors Financial Co., Inc. 1.50%, 06/10/2026		670	666,468
5.10%, 01/17/2024		373	410,804
5.25%, 03/01/2026		290	335,036
Harley-Davidson Financial Services, Inc. 0.90%, 11/19/2024(a)	EUR	9,103	11,033,897
3.35%, 06/08/2025(a)	U.S.$	9,264	9,910,011
3.875%, 05/19/2023(a)	EUR	1,045	1,329,036
Lear Corp. 3.80%, 09/15/2027	U.S.$	200	220,507
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		8,457	9,309,224

			34,157,441

Consumer Cyclical - Other – 0.6%
Dr. Horton, Inc. 1.40%, 10/15/2027		669	655,352
James Hardie International Finance DAC 3.625%, 10/01/2026(a)	EUR	4,800	5,823,562

	Principal Amount (000)		U.S. $ Value

Las Vegas Sands Corp. 3.20%, 08/08/2024	U.S.$	726	$761,891
3.50%, 08/18/2026		7,305	7,765,830
3.90%, 08/08/2029		10,010	10,665,877
Marriott International, Inc./MD
Series AA 4.65%, 12/01/2028		218	249,098
Series X 4.00%, 04/15/2028		228	250,698
MDC Holdings, Inc. 6.00%, 01/15/2043		11,317	14,593,353
NVR, Inc. 3.00%, 05/15/2030		661	700,476
Owens Corning 7.00%, 12/01/2036		50	71,401

			41,537,538

Consumer Cyclical - Retailers – 0.1%
Home Depot, Inc. (The) 4.50%, 12/06/2048		370	480,948
5.875%, 12/16/2036		211	301,535
5.95%, 04/01/2041		206	301,188
Lowe’s Cos., Inc. 1.30%, 04/15/2028		603	588,179
NIKE, Inc. 2.40%, 03/27/2025		389	411,230
Ross Stores, Inc. 4.70%, 04/15/2027		1,634	1,893,566

			3,976,646

Consumer Non-Cyclical – 1.5%
AbbVie, Inc. 2.125%, 11/17/2028	EUR	11,751	15,618,171
4.45%, 05/14/2046	U.S.$	115	139,295
Altria Group, Inc. 3.125%, 06/15/2031	EUR	14,933	20,393,691
4.00%, 02/04/2061	U.S.$	674	649,625
4.80%, 02/14/2029		281	325,862
AmerisourceBergen Corp. 0.737%, 03/15/2023		665	666,317
4.30%, 12/15/2047		146	170,320
Amgen, Inc. 4.40%, 05/01/2045		225	272,847
4.663%, 06/15/2051		213	275,086
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		13,965	19,201,311
BAT Capital Corp. 3.215%, 09/06/2026		251	266,318
4.54%, 08/15/2047		70	73,812
4.906%, 04/02/2030		2,730	3,137,485
BAT Netherlands Finance BV 3.125%, 04/07/2028(a)	EUR	11,970	16,158,711
Biogen, Inc. 3.25%, 02/15/2051(a)	U.S.$	85	85,030
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026		248	267,088
Cargill, Inc. 1.375%, 07/23/2023(a)		530	539,945

	Principal Amount (000)		U.S. $ Value

Cigna Corp. 1.25%, 03/15/2026	U.S.$	594	$595,788
2.375%, 03/15/2031		594	602,295
3.40%, 03/01/2027		130	142,650
4.375%, 10/15/2028		165	192,049
4.80%, 07/15/2046		193	244,312
4.90%, 12/15/2048		133	171,902
CommonSpirit Health 2.76%, 10/01/2024		622	654,730
HCA, Inc. 4.75%, 05/01/2023		349	374,100
5.50%, 06/15/2047		366	476,625
Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(a)	EUR	14,609	17,496,542
Imperial Brands Finance PLC 3.50%, 02/11/2023(a)	U.S.$	200	206,879
Ingredion, Inc. 2.90%, 06/01/2030		361	378,380
Laboratory Corp. of America Holdings 2.70%, 06/01/2031		673	684,801
4.70%, 02/01/2045		254	305,130
Leggett & Platt, Inc. 4.40%, 03/15/2029		279	319,287
Merck & Co., Inc. 4.00%, 03/07/2049		170	207,894
Molson Coors Beverage Co. 5.00%, 05/01/2042		217	266,163
4.20%, 07/15/2046		436	485,291
Nestle Holdings, Inc. 3.35%, 09/24/2023(a)		365	387,759
Panasonic Corp. 2.536%, 07/19/2022(a)		620	632,149
Philip Morris International, Inc. 4.25%, 11/10/2044		320	373,731
Sysco Corp. 5.65%, 04/01/2025		470	545,107

			103,984,478

Energy – 3.4%
Boardwalk Pipelines LP 4.80%, 05/03/2029		10,005	11,603,125
BP Capital Markets PLC 3.625%, 03/22/2029(a) (c)	EUR	13,310	17,184,195
Cenovus Energy, Inc. 4.40%, 04/15/2029	U.S.$	12,855	14,562,077
6.75%, 11/15/2039		370	501,759
Devon Energy Corp. 5.60%, 07/15/2041		14,916	18,502,539
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		5,179	5,367,652
Enable Midstream Partners LP 4.95%, 05/15/2028		593	679,101
Enbridge Energy Partners LP 7.375%, 10/15/2045		11,526	18,191,218
Energy Transfer LP 5.50%, 06/01/2027		271	318,359

	Principal Amount (000)		U.S. $ Value

6.05%, 06/01/2041	U.S.$	85	$108,033
6.125%, 12/15/2045		205	260,964
6.25%, 04/15/2049		19,503	25,647,013
6.50%, 02/01/2042		205	266,117
Eni SpA Series NC9 3.375%, 07/13/2029(a) (c)	EUR	13,690	17,243,781
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	U.S.$	718	752,042
Halliburton Co. 6.70%, 09/15/2038		303	414,888
Halliburton Co. 7.45%, 09/15/2039		320	471,506
Hess Corp. 4.30%, 04/01/2027		364	405,480
5.60%, 02/15/2041		395	493,998
6.00%, 01/15/2040		290	372,334
HollyFrontier Corp. 5.875%, 04/01/2026		500	578,161
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038		276	394,168
Kinder Morgan, Inc. Series G 7.75%, 01/15/2032		207	298,305
Marathon Oil Corp. 6.60%, 10/01/2037		390	519,336
6.80%, 03/15/2032		277	363,820
Marathon Petroleum Corp. 6.50%, 03/01/2041		2,954	4,106,360
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024(a)		364	381,492
NOV, Inc. 3.60%, 12/01/2029		375	392,131
ONEOK Partners LP 4.90%, 03/15/2025		145	162,339
ONEOK, Inc. 4.55%, 07/15/2028		9,495	10,826,601
5.20%, 07/15/2048		970	1,189,783
6.35%, 01/15/2031		9,379	12,130,374
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		1,286	1,356,312
3.80%, 09/15/2030		3,503	3,751,457
4.50%, 12/15/2026		2,247	2,524,432
4.65%, 10/15/2025		150	167,839
Shell International Finance BV 4.375%, 05/11/2045		210	258,659
Suncor Energy, Inc. 6.50%, 06/15/2038		4,030	5,687,891
6.80%, 05/15/2038		204	293,141
6.85%, 06/01/2039		8,386	12,243,929
Tengizchevroil Finance Co. International Ltd. 4.00%, 08/15/2026(a)		12,309	13,367,695
TotalEnergies SE 2.625%, 02/26/2025(a) (c)	EUR	8,185	10,259,240

	Principal Amount (000)		U.S. $ Value

TransCanada PipeLines Ltd. 4.10%, 04/15/2030	U.S.$	245	$281,248
7.625%, 01/15/2039		11,405	17,711,264
Valero Energy Corp. 6.625%, 06/15/2037		2,833	3,880,596
7.50%, 04/15/2032		555	780,791
Woodside Finance Ltd. 3.70%, 09/15/2026(a)		628	678,883

			237,932,428

Other Industrial – 0.0%
Massachusetts Institute of Technology 5.60%, 07/01/2111		245	417,143
WW Grainger, Inc. 4.60%, 06/15/2045		91	117,521

			534,664

Services – 0.2%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		9,007	8,855,297
Amazon.com, Inc. 2.70%, 06/03/2060		200	190,568
3.25%, 05/12/2061		677	716,691
4.25%, 08/22/2057		360	460,626
Expedia Group, Inc. 6.25%, 05/01/2025(a)		86	100,043
IHS Markit Ltd. 4.25%, 05/01/2029		2,846	3,290,442
4.75%, 08/01/2028		551	648,955
Mastercard, Inc. 3.65%, 06/01/2049		269	313,111
3.85%, 03/26/2050		315	381,543
Moody’s Corp. 5.25%, 07/15/2044		101	136,239
S&P Global, Inc. 2.30%, 08/15/2060		515	442,200
Visa, Inc. 4.15%, 12/14/2035		360	442,543

			15,978,258

Technology – 1.1%
Activision Blizzard, Inc. 2.50%, 09/15/2050		862	774,829
Adobe, Inc. 3.25%, 02/01/2025		377	408,342
Agilent Technologies, Inc. 2.30%, 03/12/2031		673	673,450
Alphabet, Inc. 1.10%, 08/15/2030		501	475,892
2.25%, 08/15/2060		199	176,270
Apple, Inc. 2.40%, 08/20/2050		585	551,358
2.80%, 02/08/2061		418	408,870
3.20%, 05/13/2025		415	452,517
3.45%, 02/09/2045		245	274,781
3.75%, 09/12/2047		220	258,169
4.375%, 05/13/2045		145	184,838
4.65%, 02/23/2046		125	165,860

	Principal Amount (000)		U.S. $ Value

Applied Materials, Inc. 2.75%, 06/01/2050	U.S.$	630	$628,110
Baidu, Inc. 3.075%, 04/07/2025		12,680	13,428,024
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027		189	208,393
Broadcom, Inc. 4.11%, 09/15/2028		12,421	13,964,107
4.25%, 04/15/2026		425	476,594
5.00%, 04/15/2030		2,977	3,518,805
Cisco Systems, Inc. 5.50%, 01/15/2040		90	127,335
5.90%, 02/15/2039		75	109,161
Electronic Arts, Inc. 1.85%, 02/15/2031		668	645,955
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 8.35%, 07/15/2046		301	492,450
Fidelity National Information Services, Inc. 0.625%, 12/03/2025	EUR	903	1,093,882
1.00%, 12/03/2028		791	965,104
Fiserv, Inc. 1.125%, 07/01/2027		4,662	5,775,702
Hewlett Packard Enterprise Co. 2.25%, 04/01/2023	U.S.$	565	581,317
6.35%, 10/15/2045		624	842,611
HP, Inc. 2.20%, 06/17/2025		363	376,838
6.00%, 09/15/2041		615	808,838
Intel Corp. 4.60%, 03/25/2040		240	303,727
4.80%, 10/01/2041		400	521,014
KLA Corp. 4.10%, 03/15/2029		195	224,826
4.65%, 11/01/2024		658	734,735
Lam Research Corp. 3.75%, 03/15/2026		130	145,653
4.875%, 03/15/2049		277	374,894
Micron Technology, Inc. 4.64%, 02/06/2024		130	142,408
4.975%, 02/06/2026		193	221,864
Microsoft Corp. 2.525%, 06/01/2050		471	462,838
2.675%, 06/01/2060		150	149,346
2.921%, 03/17/2052		783	830,562
3.041%, 03/17/2062		200	213,848
3.45%, 08/08/2036		246	284,299
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)		51	53,639
Oracle Corp. 3.90%, 05/15/2035		190	212,614
3.95%, 03/25/2051		12,052	13,169,275
4.00%, 07/15/2046		189	205,368
4.10%, 03/25/2061		650	720,347
5.375%, 07/15/2040		150	194,407
6.50%, 04/15/2038		211	299,153

	Principal Amount (000)		U.S. $ Value

QUALCOMM, Inc. 4.30%, 05/20/2047	U.S.$	115	$144,790
Texas Instruments, Inc. 1.75%, 05/04/2030		620	616,310
VeriSign, Inc. 2.70%, 06/15/2031		5,824	5,910,535
Xilinx, Inc. 2.375%, 06/01/2030		678	688,737

			75,673,591

Transportation - Airlines – 0.2%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		8,690	10,140,050
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		356	396,273
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		296	325,898
Southwest Airlines Co. 5.25%, 05/04/2025		640	731,070
Southwest Airlines Co. Pass-Through Trust Series 44378 6.15%, 08/01/2022		1,786	1,838,430
United Airlines Pass Through Trust Series 20-1 5.875%, 10/15/2027		434	482,706

			13,914,427

Transportation - Railroads – 0.0%
Canadian Pacific Railway Co. 6.125%, 09/15/2115		235	365,192
Union Pacific Corp. 3.55%, 05/20/2061		674	723,128

			1,088,320

Transportation - Services – 0.6%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		12,012	12,481,189
Element Fleet Management Corp. 1.60%, 04/06/2024(a)		656	666,713
ENA Master Trust 4.00%, 05/19/2048(a)		1,226	1,237,954
FedEx Corp. 0.45%, 05/04/2029	EUR	11,436	13,514,051
Heathrow Funding Ltd. 6.75%, 12/03/2026(a)	GBP	10,026	17,529,169
Sydney Airport Finance Co. Pty Ltd. 3.625%, 04/28/2026(a)	U.S.$	276	299,894

			45,728,970

			755,370,384

	Principal Amount (000)		U.S. $ Value

Utility – 1.5%
Electric – 1.4%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)	U.S.$	7,886	$8,257,135
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		2,235	2,324,847
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		2,381	2,615,082
E.ON International Finance BV 1.25%, 10/19/2027(a)	EUR	9,115	11,498,906
EDP Finance BV 0.375%, 09/16/2026(a)		9,529	11,414,412
Electricite de France SA 2.875%, 12/15/2026(a) (c)		8,400	10,274,653
Enel Finance International NV 2.65%, 09/10/2024(a)	U.S.$	25,076	26,336,870
3.625%, 05/25/2027(a)		225	247,406
4.25%, 09/14/2023(a)		201	216,466
4.625%, 09/14/2025(a)		305	345,872
Exelon Generation Co. LLC 5.60%, 06/15/2042		344	403,702
6.25%, 10/01/2039		717	883,262
Iberdrola International BV Series NC6 1.45%, 11/09/2026(a) (c)	EUR	11,700	14,001,258
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	U.S.$	3,879	3,922,861
Oncor Electric Delivery Co. LLC 5.35%, 10/01/2052		175	254,899
Pacific Gas and Electric Co. 1.75%, 06/16/2022		418	417,903
Southern Power Co. Series F 4.95%, 12/15/2046		345	413,794
SSE PLC 1.375%, 09/04/2027(a)	EUR	2,745	3,472,574

			97,301,902

Natural Gas – 0.1%
National Fuel Gas Co. 5.50%, 01/15/2026	U.S.$	620	718,004
Talent Yield Investments Ltd. 4.50%, 04/25/2022(a)		6,500	6,679,969

			7,397,973

			104,699,875

Total Corporates - Investment Grade (cost $1,659,597,770)			1,728,792,528

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 7.3%
Industrial – 5.7%
Basic – 0.7%
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)	U.S.$	4,986	$4,873,815
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	5,781	6,916,964
3.375%, 01/15/2026(a)	U.S.$	486	490,909
Ingevity Corp. 3.875%, 11/01/2028(a)		6,343	6,329,684
Solvay SA 2.50%, 12/02/2025(c)	EUR	8,700	10,647,755
SPCM SA 2.00%, 02/01/2026		6,377	7,704,106
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(a) (e)		9,526	11,156,216

			48,119,449

Capital Goods – 0.7%
Ardagh Metal Packaging 2.00%, 09/01/2028		11,480	13,663,456
Colfax Corp. 3.25%, 05/15/2025(a)		9,188	10,989,929
Silgan Holdings, Inc. 2.25%, 06/01/2028		3,680	4,392,282
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)		11,795	14,620,112
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	8,414	8,875,156

			52,540,935

Communications - Media – 0.4%
Cable One, Inc. 4.00%, 11/15/2030(a)		4,965	4,986,381
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)		8,873	9,105,661
Netflix, Inc. 3.625%, 05/15/2027	EUR	6,300	8,590,759
4.625%, 05/15/2029		5,971	8,844,359

			31,527,160

Communications - Telecommunications – 0.6%
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)	U.S.$	8,853	8,621,646
T-Mobile USA, Inc. 2.625%, 04/15/2026		6,523	6,669,826
2.875%, 02/15/2031		3,858	3,826,150
3.375%, 04/15/2029		6,874	7,108,077
Telecom Italia SpA/Milano 1.625%, 01/18/2029(a)	EUR	12,035	14,033,709

			40,259,408

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.3%
Allison Transmission, Inc. 3.75%, 01/30/2031(a)	U.S.$	8,369	$8,211,996
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	1,819	2,229,181
Ford Motor Co. 8.50%, 04/21/2023	U.S.$	9,007	10,051,362

			20,492,539

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 11.50%, 04/01/2023(a)		3,613	4,079,632
Carnival PLC 1.00%, 10/28/2029	EUR	9,042	8,793,301

			12,872,933

Consumer Cyclical - Other – 0.0%
Travel & Leisure Co. 4.25%, 03/01/2022	U.S.$	3,300	3,337,125

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		9,914	9,799,337

Consumer Cyclical - Retailers – 0.1%
Levi Strauss & Co. 3.50%, 03/01/2031(a)		4,659	4,643,425

Consumer Non-Cyclical – 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		5,107	5,248,989
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	12,097	14,686,895
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)		970	1,162,970
Grifols SA 1.625%, 02/15/2025(a)		16,005	19,137,699
IQVIA, Inc. 1.75%, 03/15/2026(a) (e)		14,460	17,321,307
Newell Brands, Inc. 4.70%, 04/01/2026	U.S.$	6,581	7,337,266
4.875%, 06/01/2025		1,620	1,794,951
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		22,168	22,617,527
Paysafe Finance PLC/Paysafe Holdings US Corp. 3.00%, 06/15/2029	EUR	11,490	13,419,903
Spectrum Brands, Inc. 5.75%, 07/15/2025	U.S.$	571	585,614
Tenet Healthcare Corp. 4.625%, 07/15/2024		8,405	8,528,159

			111,841,280

	Principal Amount (000)		U.S. $ Value

Energy – 0.1%
EQM Midstream Partners LP 5.50%, 07/15/2028	U.S.$	590	$637,390
Occidental Petroleum Corp. 3.20%, 08/15/2026		41	41,320
6.20%, 03/15/2040		115	130,694
6.45%, 09/15/2036		550	657,239
6.95%, 07/01/2024		90	101,358
UGI International LLC 3.25%, 11/01/2025(a)	EUR	3,879	4,699,468

			6,267,469

Other Industrial – 0.1%
H&E Equipment Services, Inc. 3.875%, 12/15/2028(a)	U.S.$	10,015	9,845,777
ProGroup AG 3.00%, 03/31/2026(a)	EUR	649	777,311

			10,623,088

Services – 0.4%
Intertrust Group BV 3.375%, 11/15/2025(a)		11,420	13,821,848
Square, Inc. 2.75%, 06/01/2026(a)	U.S.$	13,650	13,887,534

			27,709,382

Technology – 0.1%
CommScope, Inc. 5.50%, 03/01/2024(a)		4,690	4,828,645
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		1,051	1,077,979

			5,906,624

Transportation - Services – 0.3%
Chicago Parking Meters LLC 4.93%, 12/30/2025(f)		16,500	18,182,593

			404,122,747

Financial Institutions – 1.6%
Banking – 1.0%
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(c)		12,400	13,525,012
Banco Santander SA 6.75%, 04/25/2022(a) (c)	EUR	14,100	17,432,219
Credit Suisse Group AG 6.25%, 12/18/2024(a) (c)	U.S.$	11,289	12,391,714
Discover Financial Services Series D 6.125%, 06/23/2025(c)		9,774	10,969,019
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		6,713	7,293,893

	Principal Amount (000)		U.S. $ Value

Societe Generale SA 7.375%, 09/13/2021(a) (c)	U.S.$	5,809	$5,872,177

			67,484,034

Finance – 0.2%
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	6,638	7,962,953
SLM Corp. 4.20%, 10/29/2025	U.S.$	7,939	8,532,716

			16,495,669

Other Finance – 0.1%
Nordic Aviation Capital 5.04%, 02/27/2024(f) (g)		10,632	8,000,335

REITS – 0.3%
ADLER Group SA 3.25%, 08/05/2025(a)	EUR	11,000	13,483,172
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)	U.S.$	4,757	5,080,627
Service Properties Trust 4.75%, 10/01/2026		185	182,552

			18,746,351

			110,726,389

Total Corporates - Non-Investment Grade (cost $504,039,693)			514,849,136

QUASI-SOVEREIGNS – 4.6%
Quasi-Sovereign Bonds – 4.6%
China – 3.8%
China Development Bank
Series 1805 4.88%, 02/09/2028	CNY	684,540	114,680,645
Series 1903 3.30%, 02/01/2024		60,000	9,344,872
Series 1904 3.68%, 02/26/2026		598,250	94,081,292
Series 2004 3.43%, 01/14/2027		196,740	30,515,869
Series 2009 3.39%, 07/10/2027		131,150	20,288,422

			268,911,100

Indonesia – 0.0%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)	U.S.$	3,134	3,443,263

Mexico – 0.6%
Comision Federal De Electricid 5.00%, 09/29/2036(a)		7,654	7,900,776

	Principal Amount (000)		U.S. $ Value

Comision Federal de Electricidad 3.348%, 02/09/2031(a)	U.S.$	17,460	$17,301,769
Petroleos Mexicanos 5.95%, 01/28/2031		4,771	4,617,135
6.84%, 01/23/2030		2,734	2,813,970
7.69%, 01/23/2050		9,575	9,180,031

			41,813,681

United Arab Emirates – 0.2%
DP World Crescent Ltd. 3.875%, 07/18/2029(a)		2,170	2,351,738
4.848%, 09/26/2028(a)		7,850	9,017,687

			11,369,425

Total Quasi-Sovereigns (cost $302,225,707)			325,537,469

MORTGAGE PASS-THROUGHS – 4.5%
Agency Fixed Rate 30-Year – 4.5%
Federal Home Loan Mortgage Corp.
Series 2019 3.50%, 09/01/2049-11/01/2049		49,167	52,521,430
Series 2020 2.50%, 07/01/2050		16,670	17,443,752
3.50%, 01/01/2050		13,905	14,959,048
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049		10,677	11,729,929
Federal National Mortgage Association
Series 2005 5.50%, 02/01/2035		10	11,216
Series 2007 5.50%, 09/01/2036-08/01/2037		13	15,548
Series 2008 5.50%, 03/01/2037-05/01/2038		1,339	1,554,285
Series 2012 3.50%, 02/01/2042-01/01/2043		30,182	32,669,060
Series 2013 3.50%, 04/01/2043		14,671	15,879,075
Series 2017 3.50%, 06/01/2047-01/01/2048		314	331,262
Series 2018 3.50%, 01/01/2048-05/01/2048		27,415	29,253,939
4.50%, 09/01/2048-12/01/2048		27,840	30,429,906
Series 2019 3.50%, 11/01/2049		10,545	11,252,197
Series 2020 2.50%, 07/01/2050		36,479	38,372,683
3.50%, 01/01/2050		23,301	24,972,644
Uniform Mortgage-Backed Security Series 2021 2.50%, 07/01/2051, TBA		33,500	34,667,267

Total Mortgage Pass-Throughs (cost $308,763,257)			316,063,241

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.3%
Risk Share Floating Rate – 4.2%
Bellemeade Re Ltd.
Series 2018-1A, Class M2 2.992% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (d)	U.S.$	1,100	$1,112,930
Series 2019-1A, Class M1B 1.842% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (d)		12,871	12,870,972
Series 2019-2A, Class M1C 2.092% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (d)		8,716	8,765,775
Series 2019-2A, Class M2 3.192% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (d)		5,800	5,877,597
Series 2019-3A, Class M1B 1.692% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (d)		8,919	8,941,561
Series 2019-3A, Class M1C 2.042% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (d)		10,500	10,499,996
Series 2019-4A, Class M1C 2.592% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (d)		5,676	5,675,863
Series 2020-3A, Class M1C 3.792% (LIBOR 1 Month + 3.70%), 10/25/2030(a) (d)		4,776	4,973,234
Series 2020-4A, Class M2A 2.692% (LIBOR 1 Month + 2.60%), 06/25/2030(a) (d)		2,677	2,682,269
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2 2.392% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (d)		2,074	2,088,485
Series 2019-R03, Class 1M2 2.242% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (d)		1,390	1,399,854
Series 2019-R05, Class 1M2 2.092% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (d)		1,391	1,396,990
Series 2019-R06, Class 2M2 2.192% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (d)		3,115	3,130,234
Series 2019-R07, Class 1M2 2.192% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (d)		3,914	3,930,579
Series 2020-R01, Class 1M2 2.142% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (d)		6,100	6,125,049
Eagle RE Ltd. Series 2018-1, Class M1 1.792% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (d)		4,843	4,846,069

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp.
Series 2019-DNA3, Class M2 2.142% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (d)	U.S.$	1,195	$1,205,620
Series 2019-HQA1, Class M2 2.442% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (d)		3,856	3,894,423
Series 2020-DNA1, Class M2 1.792% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (d)		1,407	1,413,301
Series 2020-HQA2, Class M2 3.192% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (d)		4,351	4,416,311
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 4.342% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		5,674	5,828,956
Series 2014-DN3, Class M3 4.092% (LIBOR 1 Month + 4.00%), 08/25/2024(d)		5,619	5,731,414
Series 2014-HQ2, Class M3 3.842% (LIBOR 1 Month + 3.75%), 09/25/2024(d)		1,124	1,148,853
Series 2014-HQ3, Class M3 4.842% (LIBOR 1 Month + 4.75%), 10/25/2024(d)		794	799,595
Series 2015-DNA1, Class M3 3.392% (LIBOR 1 Month + 3.30%), 10/25/2027(d)		9,733	9,866,644
Series 2015-DNA3, Class M3 4.792% (LIBOR 1 Month + 4.70%), 04/25/2028(d)		1,901	1,967,110
Series 2015-HQA1, Class M3 4.792% (LIBOR 1 Month + 4.70%), 03/25/2028(d)		1,487	1,534,566
Series 2015-HQA2, Class M3 4.892% (LIBOR 1 Month + 4.80%), 05/25/2028(d)		7,202	7,453,180
Series 2016-HQA1, Class M3 6.442% (LIBOR 1 Month + 6.35%), 09/25/2028(d)		351	373,546
Series 2017-DNA2, Class M2 3.542% (LIBOR 1 Month + 3.45%), 10/25/2029(d)		7,204	7,526,667
Series 2017-DNA3, Class M2 2.592% (LIBOR 1 Month + 2.50%), 03/25/2030(d)		7,378	7,542,143
Series 2017-HQA2, Class M2B 2.742% (LIBOR 1 Month + 2.65%), 12/25/2029(d)		6,516	6,652,163
Series 2017-HQA3, Class M2 2.442% (LIBOR 1 Month + 2.35%), 04/25/2030(d)		4,204	4,298,753

	Principal Amount (000)		U.S. $ Value

Series 2019-DNA4, Class M2 2.042% (LIBOR 1 Month + 1.95%), 10/25/2049(a)(d)	U.S.$	3,431	$3,449,315
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2 5.342% (LIBOR 1 Month + 5.25%), 10/25/2023(d)		174	181,622
Series 2014-C01, Class M2 4.492% (LIBOR 1 Month + 4.40%), 01/25/2024(d)		664	686,462
Series 2014-C04, Class 1M2 4.992% (LIBOR 1 Month + 4.90%), 11/25/2024(d)		2,358	2,437,561
Series 2014-C04, Class 2M2 5.092% (LIBOR 1 Month + 5.00%), 11/25/2024(d)		3,367	3,455,541
Series 2015-C01, Class 1M2 4.392% (LIBOR 1 Month + 4.30%), 02/25/2025(d)		3,954	4,047,018
Series 2015-C02, Class 1M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		3,041	3,104,192
Series 2015-C02, Class 2M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		1,827	1,849,496
Series 2015-C03, Class 1M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		699	719,012
Series 2015-C03, Class 2M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		2,322	2,352,754
Series 2015-C04, Class 1M2 5.792% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		1,464	1,550,464
Series 2015-C04, Class 2M2 5.642% (LIBOR 1 Month + 5.55%), 04/25/2028(d)		7,394	7,830,042
Series 2016-C01, Class 2M2 7.042% (LIBOR 1 Month + 6.95%), 08/25/2028(d)		1,290	1,367,204
Series 2016-C02, Class 1M2 6.092% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		4,785	5,050,389
Series 2016-C05, Class 2M2 4.542% (LIBOR 1 Month + 4.45%), 01/25/2029(d)		4,001	4,189,382
Series 2017-C02, Class 2M2 3.742% (LIBOR 1 Month + 3.65%), 09/25/2029(d)		11,054	11,455,353
Series 2017-C02, Class 2M2C 3.742% (LIBOR 1 Month + 3.65%), 09/25/2029(d)		7,419	7,681,192

	Principal Amount (000)		U.S. $ Value

Series 2017-C03, Class 1M2 3.092% (LIBOR 1 Month + 3.00%), 10/25/2029(d)	U.S.$	3,646	$3,758,970
Series 2017-C06, Class 2M2 2.892% (LIBOR 1 Month + 2.80%), 02/25/2030(d)		1,327	1,356,621
Series 2018-C01, Class 1B1 3.642% (LIBOR 1 Month + 3.55%), 07/25/2030(d)		1,487	1,524,466
Home Re Ltd. Series 2020-1, Class M1B 3.342% (LIBOR 1 Month + 3.25%), 10/25/2030(a)(d)		5,943	6,021,790
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.592% (LIBOR 1 Month + 5.50%), 10/25/2025(d)(h)		2,521	2,380,370
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 1.992% (LIBOR 1 Month + 1.90%), 11/26/2029(a) (d)		2,067	2,066,861
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 2.096% (LIBOR 1 Month + 2.00%), 03/27/2024(a)(d)		4,355	4,346,411
Series 2019-2R, Class A 2.846% (LIBOR 1 Month + 2.75%), 05/27/2023(a)(d)		8,934	8,847,187
Series 2019-3R, Class A 2.796% (LIBOR 1 Month + 2.70%), 10/27/2022(a)(d)		769	771,636
Radnor Re Ltd.
Series 2019-1, Class M1B 2.042% (LIBOR 1 Month + 1.95%), 02/25/2029(a)(d)		4,623	4,635,721
Series 2019-2, Class M1B 1.842% (LIBOR 1 Month + 1.75%), 06/25/2029(a)(d)		15,427	15,517,928
Series 2020-2, Class M1C 4.692% (LIBOR 1 Month + 4.60%), 10/25/2030(a)(d)		3,500	3,552,957
STACR Trust Series 2018-DNA3, Class M2 2.192% (LIBOR 1 Month + 2.10%), 09/25/2048(a)(d)		12,075	12,233,767
Triangle Re Ltd.
Series 2021-1, Class M1A 1.792% (LIBOR 1 Month + 1.70%), 08/25/2033(a)(d)		1,948	1,949,613
Series 2021-1, Class M1B 3.092% (LIBOR 1 Month + 3.00%), 08/25/2033(a)(d)		7,238	7,295,603

			293,637,602

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust
Series 2006-24CB, Class A15 5.75%, 08/25/2036	U.S.$	1,549	$1,206,379
Series 2006-26CB, Class A6 6.25%, 09/25/2036		119	83,276
Series 2006-26CB, Class A8 6.25%, 09/25/2036		445	311,089
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		817	743,294
Series 2007-15CB, Class A19 5.75%, 07/25/2037		313	255,640
CHL Mortgage Pass-Through Trust
Series 2007-3, Class A30 5.75%, 04/25/2037		950	683,428
Series 2007-HY4, Class 1A1 3.041%, 09/25/2047		349	334,543
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.192%, 03/25/2037		195	195,175
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		597	379,720
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		735	717,787
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.873%, 12/28/2037		1,195	1,190,360

			6,100,691

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.342% (LIBOR 1 Month + 0.25%), 04/25/2037(d)		640	168,602

Total Collateralized Mortgage Obligations (cost $291,951,593)			299,906,895

INFLATION-LINKED SECURITIES – 4.0%
France – 2.0%
French Republic Government Bond OAT Series OATE 0.10%, 03/01/2026(a)	EUR	107,852	139,134,663

Germany – 2.0%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2026(a)		107,898	140,009,129

Total Inflation-Linked Securities (cost $281,586,260)			279,143,792

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 2.5%
CLO - Floating Rate – 2.5%
AGL CLO 12 Ltd. Series 2021-12A, Class B 1.73% (LIBOR 3 Month + 1.60%), 07/20/2034(a) (d)	U.S.$	3,892	$3,892,416
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class B 1.79% (LIBOR 3 Month + 1.65%), 07/20/2034(a) (d)		1,600	1,600,320
Ballyrock CLO 16 Ltd. Series 2021-16A, Class A2 1.785% (LIBOR 3 Month + 1.65%), 07/20/2034(a) (d)		3,892	3,893,841
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 1.926% (LIBOR 3 Month + 1.75%), 04/26/2031(a) (d)		4,580	4,494,336
Elmwood CLO IX Ltd. Series 2021-2A, Class B 1.689% (LIBOR 3 Month + 1.55%), 07/20/2034(a) (d)		4,052	4,055,579
Flatiron CLO 21 Ltd. Series 2021-1A, Class B 1.731% (LIBOR 3 Month + 1.60%), 07/19/2034(a) (d)		4,424	4,424,403
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 1.806% (LIBOR 3 Month + 1.63%), 04/26/2031(a) (d)		4,035	4,035,391
Marble Point CLO XI Ltd. Series 2017-2A, Class A 1.37% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (d)		17,519	17,518,994
Neuberger Berman Loan Advisers Clo 43 Ltd. Series 2021-43A, Class B 1.73% (LIBOR 3 Month + 1.60%), 07/17/2035(a) (d)		7,829	7,829,482
OCP CLO Ltd. Series 2020-18A, Class AR 1.25% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (d)		3,453	3,458,027
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.335% (LIBOR 3 Month + 1.18%), 11/18/2031(a) (d)		8,984	8,985,491
OZLM XVIII Ltd. Series 2018-18A, Class A 1.204% (LIBOR 3 Month + 1.02%), 04/15/2031(a) (d)		17,040	17,040,426
OZLM XXII Ltd. Series 2018-22A, Class A1 1.26% (LIBOR 3 Month + 1.07%), 01/17/2031(a) (d)		7,190	7,183,548

	Principal Amount (000)		U.S. $ Value

Pikes Peak CLO 8
Series 2021-8A, Class A 1.301% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (d) (g)	U.S.$	14,279	$14,278,908
Series 2021-8A, Class B 1.87% (LIBOR 3 Month + 1.75%), 07/20/2034(a) (d) (g)		7,590	7,590,310
Rockford Tower CLO Ltd. Series 2018-2A, Class A 1.348% (LIBOR 3 Month + 1.16%), 10/20/2031(a) (d)		8,500	8,501,828
Romark CLO III Ltd. Series 2019-3A, Class A1 1.554% (LIBOR 3 Month + 1.37%), 07/15/2032(a) (d)		11,840	11,840,675
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.184% (LIBOR 3 Month + 1.00%), 04/15/2031(a) (d)		24,065	24,068,586
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR 1.324% (LIBOR 3 Month + 1.14%), 01/15/2031(a) (d)		9,455	9,456,570
Series 2017-4A, Class B 1.605% (LIBOR 3 Month + 1.45%), 11/20/2030(a) (d)		6,000	6,000,228
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 1.418% (LIBOR 3 Month + 1.23%), 01/20/2032(a) (d)		4,510	4,510,212

Total Collateralized Loan Obligations (cost $174,656,644)			174,659,571

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.9%
Non-Agency Floating Rate CMBS – 1.3%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.073% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (d)		14,000	14,010,962
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.073% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (d)		6,275	6,139,419
BHMS Series 2018-ATLS, Class A 1.323% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (d)		13,884	13,892,363
BHP Trust Series 2019-BXHP, Class C 1.595% (LIBOR 1 Month + 1.52%), 08/15/2036(a) (d)		5,180	5,181,625

	Principal Amount (000)		U.S. $ Value

BX Trust Series 2018-EXCL, Class A 1.161% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (d)	U.S.$	9,800	$9,689,842
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.123% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (d)		18,535	18,560,308
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 2.023% (LIBOR 1 Month + 1.95%), 08/15/2032(a) (d)		5,035	4,965,417
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 1.808% (LIBOR 1 Month + 1.73%), 11/15/2026(d) (h)		5,700	845,027
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.573% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (d)		12,593	12,589,494
Starwood Retail Property Trust Series 2014-STAR, Class A 1.543% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (d)		7,469	5,583,381

			91,457,838

Non-Agency Fixed Rate CMBS – 0.6%
225 Liberty Street Trust Series 2016-225L, Class E 4.804%, 02/10/2036(a)		9,098	9,541,551
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D 5.26%, 11/10/2046(a)		2,783	2,559,597
Series 2014-GC23, Class D 4.635%, 07/10/2047(a)		2,196	2,216,142
Commercial Mortgage Trust
Series 2012-CR3, Class D 4.908%, 10/15/2045(a)		2,322	1,502,422
Series 2013-CR6, Class D 4.225%, 03/10/2046(a)		7,385	6,932,223
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		966	970,158
GS Mortgage Securities Trust
Series 2011-GC5, Class D 5.428%, 08/10/2044(a)		205	112,545
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		4,825	4,824,434
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		6,329	6,795,233

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.611%, 08/15/2046(a)	U.S.$	890	$794,948
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class D 5.218%, 02/15/2047(a)		4,250	4,440,450
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class E 5.046%, 08/15/2045(a)		1,600	1,311,494

			42,001,197

Total Commercial Mortgage-Backed Securities (cost $138,864,851)			133,459,035

EMERGING MARKETS - CORPORATE BONDS – 0.8%
Industrial – 0.8%
Basic – 0.3%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		8,785	9,147,381
CSN Resources SA 4.625%, 06/10/2031(a)		4,776	4,857,294
Klabin Austria GmbH 3.20%, 01/12/2031(a)		2,335	2,297,468
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		1,952	1,922,720

			18,224,863

Capital Goods – 0.3%
Cemex SAB de CV 3.875%, 07/11/2031(a)		9,332	9,439,318
Embraer Netherlands Finance BV 5.40%, 02/01/2027		5,972	6,341,607
6.95%, 01/17/2028(a)		3,805	4,347,763
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		9,813	98,129

			20,226,817

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	906,908

Consumer Non-Cyclical – 0.0%
BRF GmbH 4.35%, 09/29/2026(a)		1,023	1,077,153
BRF SA 4.875%, 01/24/2030(a)		1,631	1,707,249
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(h) (i) (j)		4,300	42,893

			2,827,295

	Principal Amount (000)			U.S. $ Value

Energy – 0.1%
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		U.S.$	3,835	$4,209,490

Services – 0.0%
MercadoLibre, Inc. 2.375%, 01/14/2026			379	381,559
3.125%, 01/14/2031			367	360,622

				742,181

Transportation - Services – 0.1%
InPost SA 2.25%, 07/15/2027(a)		EUR	5,039	6,014,907

				53,152,461

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(h)		U.S.$	1,155	1,189,784

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (k)			4,673	516,964
5.25%, 12/27/2033(a) (k)			1,502	171,797
7.125%, 12/26/2046(a) (k)			2,074	228,601

				917,362

Total Emerging Markets - Corporate Bonds (cost $70,214,233)				55,259,607

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.7%
Canada – 0.7%
Province of Ontario Canada 2.60%, 06/02/2027		CAD	20,205	17,323,205
2.75%, 09/01/2027			39,625	34,375,588

Total Local Governments - Provincial Bonds (cost $51,823,664)				51,698,793

EMERGING MARKETS - SOVEREIGNS – 0.7%
Bahrain – 0.2%
Bahrain Government International Bond 5.625%, 09/30/2031(a)	U.S.$		11,462	11,575,187
7.375%, 05/14/2030(a)			1,132	1,276,189

				12,851,376

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(a)			14,050	13,588,984

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)		EUR	3,350	3,961,835

5.875%, 10/17/2031(a)		EUR	4,855	6,191,456

				10,153,291

	Principal Amount (000)		U.S. $ Value

Oman – 0.2%
Oman Government International Bond 4.875%, 02/01/2025(a)	U.S.$	13,019	$13,635,775

Total Emerging Markets - Sovereigns (cost $49,421,194)			50,229,426

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Indonesia – 0.3%
Indonesia Government International Bond 1.10%, 03/12/2033	EUR	5,079	5,895,953
3.375%, 07/30/2025(a)		10,564	14,012,191

			19,908,144

Mexico – 0.3%
Mexico Government International Bond 4.75%, 04/27/2032	U.S.$	20,730	23,733,259

Total Governments - Sovereign Bonds (cost $44,060,016)			43,641,403

GOVERNMENTS - SOVEREIGN AGENCIES – 0.6%
Canada – 0.6%
Canada Housing Trust No.1 2.35%, 06/15/2027(a)	CAD	14,610	12,447,313
1.95%, 12/15/2025(a)		16,620	13,884,476
1.80%, 12/15/2024(a)		16,805	13,979,990

Total Governments - Sovereign Agencies (cost $39,882,170)			40,311,779

	Shares

COMMON STOCKS – 0.2%
Financials – 0.2%
Insurance – 0.2%
Mt. Logan Re Ltd. (Preference Shares)(f) (g) (i) (l)		17,097	17,096,501

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS(i)		3,089,816	305,029
SandRidge Energy, Inc.(i)		4,459	28,002

			333,031

Total Common Stocks (cost $22,782,272)			17,429,532

	Principal Amount (000)		U.S. $ Value

BANK LOANS – 0.2%
Industrial – 0.2%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.75%-1.00% (LIBOR 3 Month + 2.75%), 02/05/2025(m)	U.S.$	1,220	$1,217,288

Consumer Non-Cyclical – 0.1%
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.854%-0.10% (LIBOR 1 Month + 3.75%), 11/16/2025(m)		5,087	5,072,187

Technology – 0.1%
athenahealth, Inc. 4.41%-0.16% (LIBOR 3 Month + 4.25%), 02/11/2026(m)		9,411	9,431,703

Total Bank Loans (cost $15,525,205)			15,721,178

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		3,008	3,160,760
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(a)		3,786	3,837,982

Total Asset-Backed Securities (cost $6,793,689)			6,998,742

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
Texas Transportation Commission State Highway Fund Series 2010B 5.178%, 04/01/2030 (cost $3,400,000)		3,400	4,196,077

AGENCIES – 0.0%
Agency Debentures – 0.0%
Federal National Mortgage Association 6.25%, 05/15/2029		95	129,365
6.625%, 11/15/2030		150	217,016

Total Agencies (cost $291,816)			346,381

	Shares

WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 07/05/2031(f) (g) (i)		27	0
Flexpath Capital, Inc., expiring 04/15/2031(f) (g) (i)		42,267	0

Company		Shares	U.S. $ Value

SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(i)		3,861	$73
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(i)		1,625	28

Total Warrants (cost $27,079)			101

SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(n) (o) (p) (cost $196,316,987)		196,316,987	196,316,987

	Principal Amount (000)

Time Deposits – 0.3%
ANZ, London 0.01%, 07/01/2021	U.S.$	10,799	10,799,322
BBH Grand Cayman (0.78)%, 07/01/2021	EUR	10,877	12,897,870

Total Time Deposits (cost $23,697,192)			23,697,192

Total Short-Term Investments (cost $220,014,179)			220,014,179

Total Investments – 99.3% (cost $6,930,539,625)(q)			6,996,564,856
Other assets less liabilities – 0.7%			52,263,503

Net Assets – 100.0%			$7,048,828,359

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	1,474	September 2021	$301,686,976	$611,373
Japan 10 Yr Bond (OSE) Futures	129	September 2021	176,137,630	32,585
U.S. 10 Yr Ultra Futures	16	September 2021	2,355,250	41,250
U.S. Long Bond (CBT) Futures	58	September 2021	9,323,500	231,923
U.S. T-Note 2 Yr (CBT) Futures	1,251	September 2021	275,620,710	(1)
U.S. T-Note 10 Yr (CBT) Futures	16	September 2021	2,120,000	8,984
U.S. Ultra Bond (CBT) Futures	13	September 2021	2,504,938	89,539
Sold Contracts
Canadian 10 Yr Bond Futures	676	September 2021	79,357,470	(924,387)
Euro-BOBL Futures	3,111	September 2021	494,861,668	311,366
U.S. 10 Yr Ultra Bond Futures	262	September 2021	38,567,219	(675,469)
U.S. T-Note 5 Yr (CBT) Futures	45	September 2021	5,554,336	(352)

				$(273,189)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	71,116	IDR	1,016,217,642	07/15/2021	$(1,401,604)
Australia and New Zealand Banking Group Ltd.	AUD	280,634	USD	217,471	08/25/2021	6,958,885
Bank of America, NA	BRL	532,639	USD	105,117	07/02/2021	(1,972,064)
Bank of America, NA	USD	106,481	BRL	532,639	07/02/2021	607,998
Bank of America, NA	USD	72,354	RUB	5,375,576	07/28/2021	824,247
Bank of America, NA	EUR	129,317	USD	157,030	08/03/2021	3,588,097
Bank of America, NA	JPY	1,674,390	USD	15,358	08/19/2021	280,077
Barclays Bank PLC	EUR	17,140	USD	20,465	08/03/2021	127,019
BNP Paribas SA	EUR	6,241	USD	7,634	08/03/2021	228,357
BNP Paribas SA	EUR	722,444	USD	880,420	08/19/2021	22,922,157
BNP Paribas SA	USD	65,670	AUD	87,040	08/25/2021	(378,549)
BNP Paribas SA	ZAR	485,430	USD	33,999	09/16/2021	341,857
Brown Brothers Harriman & Co.	EUR	9,371	USD	11,171	08/03/2021	52,115
Brown Brothers Harriman & Co.	USD	3,663	EUR	3,019	08/03/2021	(81,533)
Citibank, NA	COP	95,960,972	USD	25,544	07/15/2021	(9,174)
Citibank, NA	IDR	509,708,304	USD	35,818	07/15/2021	851,072
Citibank, NA	INR	2,745,443	USD	37,072	07/15/2021	199,951
Citibank, NA	THB	675,325	USD	21,432	07/15/2021	361,820
Citibank, NA	USD	33,997	CLP	24,288,017	07/15/2021	(936,175)
Citibank, NA	CAD	177,920	USD	142,133	07/16/2021	(1,395,179)
Citibank, NA	KRW	80,176,985	USD	71,671	07/22/2021	721,031
Citibank, NA	KRW	39,807,936	USD	35,088	07/22/2021	(138,463)
Citibank, NA	EUR	14,483	USD	17,571	08/03/2021	386,102
Citibank, NA	USD	105,374	CHF	96,442	08/05/2021	(1,043,603)
Citibank, NA	GBP	56,370	USD	78,659	08/26/2021	671,750
Citibank, NA	CNH	2,332,830	USD	358,247	09/16/2021	(427,977)
Credit Suisse International	CHF	63,543	USD	70,613	08/05/2021	1,873,129
Deutsche Bank AG	BRL	532,639	USD	106,481	07/02/2021	(607,998)
Deutsche Bank AG	USD	107,822	BRL	532,639	07/02/2021	(732,714)
Deutsche Bank AG	BRL	532,639	USD	107,484	08/03/2021	774,073
Goldman Sachs Bank USA	USD	36,023	INR	2,726,519	07/15/2021	594,051
Goldman Sachs Bank USA	JPY	69,291,761	USD	636,699	08/19/2021	12,729,405
HSBC Bank USA	EUR	781,904	USD	959,179	08/03/2021	31,407,920
JPMorgan Chase Bank, NA	SEK	600,115	USD	70,112	07/15/2021	(19,098)
JPMorgan Chase Bank, NA	USD	71,171	NOK	592,282	07/15/2021	(2,377,201)
JPMorgan Chase Bank, NA	EUR	5,036	USD	6,015	08/03/2021	39,768
JPMorgan Chase Bank, NA	USD	10,295	EUR	8,464	08/03/2021	(252,286)
JPMorgan Chase Bank, NA	USD	65,882	JPY	7,261,446	08/19/2021	(493,131)
JPMorgan Chase Bank, NA	MXN	1,379,377	USD	69,344	08/27/2021	636,648
JPMorgan Chase Bank, NA	USD	68,808	MXN	1,415,575	08/27/2021	1,702,866
JPMorgan Chase Bank, NA	ZAR	485,430	USD	33,965	09/16/2021	307,728
Morgan Stanley Capital Services LLC	CLP	74,328,491	USD	104,591	07/15/2021	3,415,143
Morgan Stanley Capital Services LLC	USD	34,624	CLP	25,430,034	07/15/2021	(8,358)
Morgan Stanley Capital Services LLC	USD	35,294	INR	2,680,095	07/15/2021	700,373
Morgan Stanley Capital Services LLC	USD	70,051	INR	5,202,509	07/15/2021	(180,546)
Morgan Stanley Capital Services LLC	EUR	2,874	USD	3,525	08/03/2021	114,298
Morgan Stanley Capital Services LLC	USD	85,432	EUR	70,295	08/03/2021	(2,022,672)
Morgan Stanley Capital Services LLC	CHF	32,783	USD	36,016	08/05/2021	551,315
Morgan Stanley Capital Services LLC	JPY	551,633	USD	5,035	08/19/2021	67,176
Morgan Stanley Capital Services LLC	USD	138,989	JPY	15,265,262	08/19/2021	(1,525,560)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	MYR	120,125	USD	29,040	09/23/2021	$182,085
Royal Bank of Scotland PLC	USD	1,762	EUR	1,444	08/03/2021	(49,529)
Standard Chartered Bank	IDR	509,293,067	USD	34,435	07/15/2021	(503,499)
Standard Chartered Bank	INR	2,633,702	USD	35,622	07/15/2021	251,457
Standard Chartered Bank	USD	107,002	KRW	120,041,199	07/22/2021	(776,102)
UBS AG	USD	34,289	CLP	24,593,361	07/15/2021	(812,358)
UBS AG	RUB	2,766,888	USD	38,334	07/28/2021	667,948
UBS AG	MXN	3,490,468	USD	172,895	08/27/2021	(967,929)

						$76,024,616

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	288,230	05/22/2024	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	$6,435,092	$—	$6,435,092
USD	600	01/30/2027	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	(52,563)	—	(52,563)
USD	150	05/05/2045	3 Month LIBOR	2.566%	Quarterly/ Semi-Annual	24,985	1	24,984
USD	100	07/16/2045	3 Month LIBOR	3.019%	Quarterly/ Semi-Annual	27,016	9,465	17,551
EUR	45,250	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	5,310,263	—	5,310,263
EUR	45,250	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(7,462,752)	—	(7,462,752)
EUR	45,740	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	6,988,749	357,073	6,631,676
EUR	45,740	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(8,009,411)	—	(8,009,411)

						$3,261,379	$366,539	$2,894,840

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	1,088	$(287,323)	$(117,960)	$(169,363)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,925	(772,200)	(161,637)	(610,563)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5,000	(1,320,000)	(692,404)	(627,596)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	6,500	(1,716,000)	(899,072)	(816,928)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	53	(13,996)	(3,558)	(10,438)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	564	(148,990)	(63,796)	(85,194)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	618	(163,203)	(66,196)	(97,007)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	244	(64,436)	(25,417)	(39,019)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	279	(73,702)	(24,126)	(49,576)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	558	(147,405)	(53,183)	(94,222)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	557	(147,141)	(49,059)	(98,082)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	575	(151,896)	(46,848)	(105,048)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	979	(258,538)	(101,250)	(157,288)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,611	(425,438)	(167,727)	(257,711)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	1,260	$(332,640)	$(71,905)	$(260,735)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,520	(401,533)	(111,325)	(290,208)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,709	(715,176)	(154,596)	(560,580)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,346	(883,902)	(279,001)	(604,901)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5,000	(1,320,833)	(382,494)	(938,339)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	10,000	(2,641,667)	(740,622)	(1,901,045)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	10,000	(2,641,667)	(732,403)	(1,909,264)

						$(14,627,686)	$(4,944,579)	$(9,683,107)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at June 30, 2021
Credit Suisse International	(1.25	)%*	07/01/2021	$11,182,112
Credit Suisse International†	(1.15	)%*	—	4,066,532

				$15,248,644

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2021.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates – Non-Investment Grade	$11,182,112	$0	$0	$4,066,532	$15,248,644

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $3,144,905,881 or 44.6% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(e)	Position, or a portion thereof, has been segregated to collateralize repurchase agreements.
(f)	Fair valued by the Adviser.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of June 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.592%, 10/25/2025	09/18/2015	$2,518,550	$2,380,370	0.03%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 1.808%, 11/15/2026	11/13/2015	5,525,600	845,027	0.01%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	1,155,000	1,189,784	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/18/2013 - 09/23/2014	3,886,876	42,893	0.00%

(i)	Non-income producing security.
(j)	Defaulted matured security.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2021.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/2014	$17,097,070	$17,096,501	0.24%

(m)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2021.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	Affiliated investments.
(q)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $292,636,137 and gross unrealized depreciation of investments was $(157,647,746), resulting in net unrealized appreciation of $134,988,391.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

June 30, 2021 (unaudited)

43.8%	United States
7.7%	Italy
7.7%	China
6.5%	Japan
4.7%	Germany
3.8%	United Kingdom
3.6%	France
3.3%	Australia
2.8%	Spain
2.6%	Canada
2.6%	Mexico
1.1%	Netherlands
0.7%	Switzerland
6.0%	Other
3.1%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Argentina, Austria, Bahrain, Belgium, Bermuda, Brazil, Cayman Islands, Chile, Colombia, Denmark, Egypt, Finland, India, Indonesia, Ireland, Israel, Ivory Coast, Kazakhstan, Malaysia, New Zealand, Norway, Oman, Panama, Peru, Poland, Portugal, Saudi Arabia, South Africa, Sweden, Thailand and United Arab Emirates.

AB Global Bond Fund

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$-0-	$2,718,305,991	$-0-		$2,718,305,991
Corporates - Investment Grade	-0-	1,728,792,528	-0-		1,728,792,528
Corporates - Non-Investment Grade	-0-	506,848,801	8,000,335		514,849,136
Quasi-Sovereigns	-0-	325,537,469	-0-		325,537,469
Mortgage Pass-Throughs	-0-	316,063,241	-0-		316,063,241
Collateralized Mortgage Obligations	-0-	299,906,895	-0-		299,906,895
Inflation-Linked Securities	-0-	279,143,792	-0-		279,143,792
Collateralized Loan Obligations	-0-	152,790,353	21,869,218		174,659,571
Commercial Mortgage-Backed Securities	-0-	133,459,035	-0-		133,459,035
Emerging Markets - Corporate Bonds	-0-	55,259,607	-0-		55,259,607
Local Governments - Provincial Bonds	-0-	51,698,793	-0-		51,698,793
Emerging Markets - Sovereigns	-0-	50,229,426	-0-		50,229,426
Governments - Sovereign Bonds	-0-	43,641,403	-0-		43,641,403
Governments - Sovereign Agencies	-0-	40,311,779	-0-		40,311,779
Common Stocks	333,031	-0-	17,096,501		17,429,532
Bank Loans	-0-	15,721,178	-0-		15,721,178
Asset-Backed Securities	-0-	6,998,742	-0-		6,998,742
Local Governments - US Municipal Bonds	-0-	4,196,077	-0-		4,196,077
Agencies	-0-	346,381	-0-		346,381
Warrants	101	-0-	0	#	101
Short-Term Investments:
Investment Companies	196,316,987	-0-	-0-		196,316,987
Time Deposits	-0-	23,697,192	-0-		23,697,192

Total Investments in Securities	196,650,119	6,752,948,683	46,966,054		6,996,564,856
Other Financial Instruments*:
Assets
Futures	1,327,020	-0-	-0-		1,327,020
Forward Currency Exchange Contracts	-0-	95,137,918	-0-		95,137,918
Centrally Cleared Interest Rate Swaps	-0-	18,786,105	-0-		18,786,105
Liabilities
Futures	(1,600,209)	-0-	-0-		(1,600,209)
Forward Currency Exchange Contracts	-0-	(19,113,302)	-0-		(19,113,302)
Centrally Cleared Interest Rate Swaps	-0-	(15,524,726)	-0-		(15,524,726)
Credit Default Swaps	-0-	(14,627,686)	-0-		(14,627,686)
Reverse Repurchase Agreements	(15,248,644)	-0-	-0-		(15,248,644)

Total	$181,128,286	$6,817,606,992	$46,966,054		$7,045,701,332

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2021 is as follows:

Fund	Market Value 9/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$165,102	$2,136,452	$2,105,237	$196,317	$11